FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial instruments

								Consolidated
				12/31/2024				12/31/2023
	Ref.	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through other comprehensive income	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	3		23,310,197	23,310,197			16,046,218	16,046,218
Financial investments	4	860,591	50,787	911,378		1,493,204	39,800	1,533,004
Trade receivables	5	181,262	2,719,736	2,900,998			3,269,764	3,269,764
Dividends and interest on equity	8		201,436	201,436			185,178	185,178
Derivative financial instruments	8	152,967		152,967		32,211		32,211
Trading securities	8	2,947		2,947		7,198		7,198
Loans - related parties	22.a		5,315	5,315			5,316	5,316
Total		1,197,767	26,287,471	27,485,238		1,532,613	19,546,276	21,078,889

Non-current
Financial investments	4		169,977	169,977			251,299	251,299
Other trade receivables			1,888	1,888			10,406	10,406
Eletrobrás compulsory loan	8		51,012	51,012			62,913	62,913
Receivables by indemnity	8		790,914	790,914			992,577	992,577
Loans - related parties	22.a		1,903,028	1,903,028			1,659,412	1,659,412
Investments	9					78,737		78,737
Total			2,916,819	2,916,819		78,737	2,976,607	3,055,344

Total Assets		1,197,767	29,204,290	30,402,057		1,611,350	22,522,883	24,134,233

Liabilities
Current
Borrowings and financing	13		8,902,558	8,902,558			7,701,796	7,701,796
Lease liabilities	15		206,323	206,323			137,638	137,638
Trade payables	16		7,030,734	7,030,734			7,739,520	7,739,520
Trade payables - Forfaiting	16.a		2,902,593	2,902,593			4,209,434	4,209,434
Dividends and interest on capital	17		61,965	61,965			80,624	80,624
Derivative financial instruments	17				672,280	263,747		936,027
Total			19,104,173	19,104,173	672,280	263,747	19,869,012	20,805,039

Non-current
Borrowings and financing	13		48,656,020	48,656,020			37,772,116	37,772,116
Lease liabilities	15		633,982	633,982			596,123	596,123
Trade payables	16		43,263	43,263			31,060	31,060
Derivative financial instruments	14.c	157,857		157,857		60,468		60,468
Concessions to be paid	17		78,728	78,728			74,177	74,177
Total		157,857	49,411,993	49,569,850		60,468	38,473,476	38,533,944

Total Liabilities		157,857	68,516,166	68,674,023	672,280	324,215	58,342,488	59,338,983

Schedule of fair value hierarchy

Consolidated			12/31/2024			12/31/2023
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	860,591		860,591	1,493,204		1,493,204
Trade receivables, net	181,262		181,262	576,538		576,538
Derivative financial instruments		152,967	152,967	32,211		32,211
Trading securities	2,947		2,947	7,198		7,198
Non-current
Investments				78,737		78,737
Total Assets	1,044,800	152,967	1,197,767	2,187,888	-	2,187,888

Liabilities
Current
Derivative financial instruments					263,747	263,747
Non-current
Derivative financial instruments		157,857	157,857		60,468	60,468
Total Liabilities	-	157,857	157,857	-	324,215	324,215

Schedule of net exposure

	12/31/2024	12/31/2023
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	1,951,025	2,228,736
Trade receivables	58,296	292,028
Financial investments	270,038	15,597
Borrowings and financing	(5,983,492)	(5,615,893)
Trade payables	(284,843)	(524,622)
Others	(37,185)	(42,474)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(4,026,161)	(3,646,628)
Derivative financial instruments (*)	5,098,257	3,979,979
Net foreign exchange exposure	1,072,096	333,351
(*)	Total notional value of derivative and non-derivative financial instruments used for exchange risk management.

Schedule of sensitivity analysis

				12/31/2024
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	6.1923	5.7779	6.2560	5.0799
EUR	6.4363	6.0656	6.4654	5.3780
USD x EUR	1.0394	1.0498	1.0471	0.8606

Schedule of effects on scenarios 1 and 2

					12/31/2024
Instruments	Notional amount	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
Cash and cash equivalents overseas	1,951,025	Dollar	(139,931)	19,862	(427,219)
Trade receivables	58,296	Dollar	(4,181)	593	(12,765)
Financial investments	270,038	Dollar	(19,368)	2,749	(59,131)
Borrowings and financing	(5,983,492)	Dollar	429,145	(60,913)	1,310,215
Trade payables	(284,843)	Dollar	20,429	(2,900)	62,373
Others	(37,185)	Dollar	2,667	(379)	8,142
Derivative financial instruments	5,098,257	Dollar	(365,655)	51,902	(1,116,374)
Impact on profit or loss			(76,894)	10,914	(234,759)
(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar - appreciation of 6.69% / Real x Euro - appreciation of the real by 5.76% / Euro x Dollar - depreciation of the dollar by 1.00%. Source: Central Bank of Brazil on February 26, 2025.

Schedule of changes in interest rates

			Consolidated
			12/31/2024
Interest	Interest rate	Scenario 1	Scenario 2
CDI	12.15%	13.72%	10.56%
TJLP	7.43%	8.11%	6.72%
IPCA	4.83%	5.60%	4.27%
SOFR 6M	4.25%	5.31%	0.51%
SOFR	4.49%	5.28%	0.30%
EURIBOR 3M	2.71%	4.22%	1.73%
EURIBOR 6M	2.57%	4.19%	2.27%

Schedule of effects on profit and loss

				Impact on balances on 12/31/2024
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	12.15%	9,268,751	(11,116,328)	(224,481)	(253,426)	(195,057)
TJLP	7.43%		(775,705)	(57,635)	(62,871)	(52,115)
IPCA	4.83%		(18,703)	(903)	(1,047)	(799)
SOFR 6M	4.25%		(4,411,472)	(187,488)	(234,120)	(22,423)
SOFR	4.49%		(3,992,233)	(179,251)	(210,660)	(12,141)
EURIBOR 3M	2.71%		(289,634)	(7,861)	(12,214)	(5,017)
EURIBOR 6M	2.57%		(19,550)	(502)	(819)	(445)
				(658,121)	(775,157)	(287,997)
(*)	The sensitivity analysis is based on the premise of maintaining as a probable scenario the market values as of December 31, 2024 recorded in the Company's assets and liabilities.

Schedule of derivative instrument

		12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
		Other income and expenses (note 27)		Other comprehensive income		Impact on financial income/(expenses)
Maturity	Notional
11/01/2023 to 11/30/2023 (Settled)	Platts		(527,076)				(11,844)
12/01/2023 to 12/31/2023 (Settled)	Platts		(263,853)				599
01/01/2024 to 01/31/2024 (Settled)	Platts	(202,702)			(288,501)	(719)	4,477
02/01/2024 to 02/28/2024 (Settled)	Platts	(39,977)			(189,472)	(133)	3,370
03/01/2024 to 03/31/2024 (Settled)	Platts	248,710			(91,419)	5,132	889
04/01/2024 to 04/30/2024 (Settled)	Platts	192,625			(63,825)	9,922	789
05/01/2024 to 05/31/2024 (Settled)	Platts	81,139			(33,867)	5,244	365
06/01/2024 to 06/30/2024 (Settled)	Platts	173,111			(5,196)		32
		452,906	(790,929)	-	(672,280)	19,446	(1,323)

Schedule of changes in cash flow hedge accounting

	12/31/2023	Movement	Realization	12/31/2024
Cash flow hedge–“Platts”	(672,280)	1,125,186	(452,906)
Income tax and social contribution on cash flow hedge	228,575	(382,563)	153,988
Fair Value of cash flow hedge - Platts, net	(443,705)	742,623	(298,918)

Schedule of relations of hedge

									12/31/2024
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(871,761)		(1,143,305)
01/10/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 to November 2025 until December 2050	4.0745	1,416,000	(1,404,021)		(1,348,422)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000			(1,985,900)
06/01/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,300	(237,210)	(121,533)	(1,328,899)
12/1/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000	(37,000)		(523,804)
12/01/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000			(93,580)
05/16/2024	Export Prepayments in US$ with third parties, ACC and Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	September 2024 - March 2035	5.1270	1,202,000	(119,761)	(103,407)	(1,153,260)
06/06/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.2700	30,000			(27,669)
06/25/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.4405	10,000			(7,518)
12/01/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - January 2024	5.2660	50,000	(50,000)	17,240
06/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(157,810)	(33,700)	(1,054,796)
12/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			(80,951)
05/16/2024	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2025 - March 2035	5.1270	208,717			(222,346)
Total						7,943,418	(2,877,563)	(241,400)	(8,970,450)
(*)	The realization of cash flow hedge accounting is recognized in Other operating revenues and expenses, in note 27.

Schedule of hedge accounting movements

				Consolidated
	12/31/2023	Movement	Realization	12/31/2024
Cash flow hedge	(2,509,225)	(6,702,625)	241,400	(8,970,450)
Income tax and social contribution on cash flow hedge	853,137	2,278,893	(82,076)	3,049,954
Fair Value of cash flow accounting, net taxes	(1,656,088)	(4,423,732)	159,324	(5,920,496)

Schedule of liquidity risk

						Consolidated
At December 31, 2024	Ref.	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings and financing	13.b	8,902,558	13,252,184	13,466,746	21,937,090	57,558,578
Lease liabilities	15	206,323	258,881	124,395	250,706	840,305
Derivative financial instruments	14.c				157,857	157,857
Trade payables	16	7,030,734	2,284	40,509	470	7,073,997
Trade payables - Forfaiting	16.a	2,902,593				2,902,593
Dividends and interest on capital	17	61,965				61,965
Concessions to be paid	17	1,706	3,411	3,411	70,200	78,728
		19,105,879	13,516,760	13,635,061	22,416,323	68,674,023

Schedule of fair values of assets and liabilities

		12/31/2024		12/31/2023
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes (*)	22,204,604	19,584,985	15,030,441	12,825,475
(*)	Source: Bloomberg

Schedule of position of the derivatives

								Consolidated
							12/31/2024	12/31/2023
				Appreciation (R$)		Fair value (market)	Financial income (expenses), net (note 28)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap

Exchange rate swap Dollar x Euro	Settled	Euro						9,567
Exchange rate swap CDI x Dollar	Settled	Dollar						31,469
Exchange Dollar x Real swap	06/10/2027	Dollar	115,000	719,109	(624,533)	94,576	129,972	(96,602)
Exchange rate swap Dollar x Real	07/07/2027	Dollar	50,000	551,303	(492,911)	58,392	58,392
Exchange rate swap CDI x Dollar	10/04/2028	Real	680,000	734,317	(892,174)	(157,857)	(146,529)	12,122
Total Exchange rate Swap			845,000	2,004,729	(2,009,618)	(4,889)	41,835	(43,444)
Interest rate swap
Interest rate (debentures) CDI x IPCA	07/15/2031	Real	576,448	624,835	(635,788)	(10,953)	(106,533)	55,829
Interest rate (debentures) CDI x IPCA	07/15/2032	Real	745,000	806,323	(848,805)	(42,482)	(118,657)	5,842
Interest rate (debentures) CDI x IPCA	07/15/2036	Real	423,552	440,113	(480,919)	(40,806)	(77,496)	49,964
Interest rate (debentures) CDI x IPCA	07/15/2037	Real	655,000	716,016	(773,952)	(57,936)	(104,307)	(53,027)
Interest rate (debentures) CDI x IPCA	02/16/2032	Real	600,000	661,747	(663,497)	(1,750)	(98,304)	22,690
Interest rate (debentures) CDI x IPCA	12/02/2032	Real	600,000	663,534	(658,028)	5,506	(74,648)	16,462
Interest rate (debentures) CDI x IPCA	07/15/2030	Real	325,384	332,208	(355,458)	(23,250)	(37,523)	8,806
Interest rate (debentures) CDI x IPCA	07/15/2033	Real	183,185	187,780	(204,702)	(16,922)	(27,086)	7,153
Interest rate (debentures) CDI x IPCA	07/14/2038	Real	203,620	211,479	(233,285)	(21,806)	(42,472)	(1,025)
Interest rate (debentures) CDI x IPCA	04/14/2039	Real	157,074	157,372	(173,927)	(16,555)	(19,453)
Interest rate (debentures) CDI x IPCA	04/14/2034	Real	643,095	638,351	(689,473)	(51,122)	(62,630)
Interest rate (debentures) CDI x IPCA	11/14/2039	Real	62,585	63,488	(66,374)	(2,886)	(2,885)
Interest rate (debentures) CDI x IPCA	11/14/2034	Real	37,415	37,383	(39,157)	(1,774)	(1,774)
Interest rate (debentures) CDI x IPCA	11/14/2034	Real	200,000	200,560	(209,740)	(9,180)	(9,180)
Interest rate (debentures) CDI x IPCA	11/14/2034	Real	200,000	200,311	(209,300)	(8,989)	(8,989)
Total interest rate (debentures) CDI x IPCA			5,612,358	5,941,500	(6,242,405)	(300,905)	(791,937)	112,694

				7,946,229	(8,252,023)	(305,794)	(750,102)	69,250

Schedule of balance sheet and statement of income

					12/31/2024	12/31/2023
Instruments	Assets		Liabilities		Financial income (expenses), net (note 28)
	Current	Total	Current	Total
Iron ore derivative					19,446
Exchange rate swap Dollar x Euro						9,567
Exchange rate swap CDI x Dollar			157,857	157,857	(146,528)	43,591
Exchange rate swap CDI x IPCA (1)			300,908	300,908	(791,938)	112,694
Exchange Dollar x Real swap	152,967	152,967			188,364	(96,602)
	152,967	152,967	458,765	458,765	(730,656)	69,250
(1)	The SWAP CDI x IPCA derivative instruments are fully classified in the borrowings and financing group, since they are linked to debentures with the purpose of protecting against IPCA exposure.

Schedule of stock market price risks

Class of shares	12/31/2024				12/31/2023				12/31/2024	12/31/2023
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (note 27)
USIM3	106,620,851	15.12%	5.32	567,222	106,620,851	15.12%	9.20	980,912	(413,689)	190,851
USIM5	55,144,456	10.07%	5.32	293,369	55,144,456	10.07%	9.29	512,292	(218,923)	117,458
				860,591				1,493,204	(632,612)	308,309
PATI3					2,705,726	11.31%	29.10	78,737	-	(15,963)
				860,591				1,571,941	(632,612)	292,346

Schedule of sensitivity analysis for stock price risks

					12/31/2024
Class of shares	Quantity	Share price in 12/31/2024	Closing Balance	Extreme Optimistic Scenario	Extreme Pessimistic Scenario

USIM3	106,620,851	5.32	567,222	219,454	(35,258)
USIM5	55,144,456	5.32	293,369	108,868	(20,930)
			860,591	328,322	(56,188)

Schedule of capital management

Thousands of reais	12/31/2024	12/31/2023
Shareholder's equity (equity)	15,459,116	19,684,838
Borrowings and Financing (Third-party capital)	56,914,621	44,859,075
Gross Debit/Shareholder's equity	3.68	2.28